Condensed Statements Of Consolidated Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows - operating activities:
Net income	$ 75	$ 65	$ 367	$ 352	$ 320
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	192	176	732	682	522
Write off of regulatory assets (Note 5)					25
Provision in lieu of deferred income taxes - net	44	74	258	193	128
Amortization of investment tax credits	(1)	(1)	(5)	(5)	(5)
Reversal of reserve recorded in purchase accounting					(10)
Other -- net			2		(1)
Increase (Decrease) in Other Operating Assets and Liabilities, Net
Accounts receivable - trade (including affiliates)			(36)	(1)	(29)
Inventories			25	(4)	(29)
Accounts payable - trade (including affiliates)			17	(17)	7
Deferred advanced metering system revenues (Note 5)	(41)	1	(16)	11	57
Other- assets			111	3	(34)
Other - liabilities			(160)	(116)	(1)
Deferred revenues (Note 1)	(41)	1	(16)	11	57
Changes in other operating assets and liabilities	(152)	(159)
Cash provided by operating activities	117	156	1,295	1,098	950
Cash flows - financing activities:
Issuance of long-term debt (Note 7)			300	475
Repayments of long-term debt (Note 5)	(26)	(25)	(113)	(108)	(104)
Net increase in short-term borrowings (Note 4)	346	139	15	(239)	279
Distributions to members (Note 7)	(45)	(20)	(145)	(211)	(272)
Decrease in income tax-related note receivable from TCEH	10	9	40	37	35
Debt discount, financing and reacquisition expenses - net	(1)	(1)	(17)	(15)	(3)
Cash provided by financing activities	284	102	80	(61)	(65)
Cash flows - investing activities:
Capital expenditures	(402)	(285)	(1,362)	(1,020)	(998)
Other	2	6	(34)	(12)	16
Cash used in investing activities	(400)	(279)	(1,396)	(1,032)	(982)
Net change in cash and cash equivalents	1	(21)	(21)	5	(97)
Cash and cash equivalents - beginning balance	12	33	33	28	125
Cash and cash equivalents - ending balance	$ 13	$ 12	$ 12	$ 33	$ 28